Note 14 - Capital Stock (Details)	0 Months Ended	1 Months Ended			1 Months Ended	4 Months Ended	12 Months Ended
	May 03, 2013 USD ($)	Sep. 24, 2013	Feb. 28, 2004 First Payment [Member] Chief Executive Officer [Member] CAD	Feb. 28, 2004 Second Payment [Member] Subordinate Voting Shares Conversion Rate [Member] CAD	Feb. 28, 2004 Second Payment [Member] Chief Executive Officer [Member]	May 03, 2013 Subordinate Voting Shares [Member]	Dec. 31, 2013 Subordinate Voting Shares [Member]	Dec. 31, 2013 Multiple Voting Shares [Member]	Dec. 31, 2013 Chief Executive Officer [Member] USD ($)
Note 14 - Capital Stock (Details) [Line Items]
Common Stock, Voting Rights							one	20
Percentage of Redemption for Cash Consideration	30.00%
(in Dollars)	$ (39,232,000)
Percentage of Weighted Average Trading Price	95.00%
Weighted Average Share Price (in Dollars per share)	$ 33.34
Stock Issued During Period, Shares, Treasury Stock Reissued (in Shares)						2,889,900
Conversion of Stock, Shares Issued (in Shares)		2,744,886
Percentage Payment of Subordinate and Multiple Voting Shares			5.00%
Payment Formula Base Price (in Dollars)			5.675	11.05
Percentage Payment of Shares Outstanding					5.00%
Contingent Liabiilty Upon Sale of Control (in Dollars)									$ 131,780